Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Income Statement [Abstract]
Depreciation and amortization	$ 613,569	$ 73,295	$ 66,405	$ 506,159	$ 141,575
Federal excise taxes	$ 114,285	$ 131,339	$ 194,003	$ 406,255	$ 132,294